Calvert VP Natural Resources Portfolio
CALVERT VP NATURAL RESOURCES PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio seeks primarily to provide capital growth, consistent with appropriate risk levels, by investing primarily in a portfolio of various exchange traded funds (“ETFs”) and exchange traded notes (“ETNs”) representing different natural resources exposures. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Calvert VP Natural Resources Portfolio
Maximum sales charge (load) on purchases	none
Maximum deferred sales charge (load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Calvert VP Natural Resources Portfolio
Management fees	0.65%
Other expenses	0.14%
Acquired fund fees and expenses	0.60%
Total annual fund operating expenses	1.39%

Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:
  you invest $10,000 in the Portfolio for the time periods indicated;
  your investment has a 5% return each year;
  the Portfolio’s operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert VP Natural Resources Portfolio	142	440	761	1,669

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Calvert VP Natural Resources Portfolio	142	440	761	1,669

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 37% of its portfolio’s average value.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Under normal circumstances, the Portfolio will invest substantially all of its net assets (including borrowings for investment purposes) in ETFs and ETNs (the “Acquired Funds and Notes”) that represent different natural resources exposures. The Portfolio will provide shareholders with at least 60 days’ notice before changing this policy. An ETF is a type of investment company whose investment objective typically is to match the returns of a particular market index. ETFs are traded on a securities exchange at prices quoted by the exchange throughout its trading day. An ETN is a debt security designed to provide investors access to the returns of various market benchmarks by linking the return of the security to the performance of a particular index.

The Portfolio currently invests in the Acquired Funds and Notes that track the indices (or components thereof) shown below, and will vary its exposure based on market conditions:

Natural Resources Index or Commodity
  Deutsche Bank Liquid Commodity Index
  Dow Jones – UBS Commodity Index Total Return
  MSCI REIT Index
  MSCI U.S. Investable Materials Index
  Goldman Sachs Natural Resources Sector Index
  NASDAQ OMX US Water Index
  S&P Global Materials Index
  Dow Jones U.S. Utilities Sector Index
  NYSE Arca Gold Miners Index
  Beacon Global Timber Index
The Portfolio selects Acquired Funds and Notes that track investments in securities of natural resources companies and associated businesses, including utilities (such as gas and water). The natural resources sector can include companies that own, produce, refine, process, transport and market natural resources and companies that provide related services. The sector includes, but is not limited to, commodities and industries such as integrated oil, oil and gas exploration, metal production, forest products, paper products, chemicals, building materials, coal, real estate and alternative energy sources.

In its selection of investments, the Portfolio seeks Acquired Funds and Notes whose underlying exposures appear to have the potential for above-average long-term performance based on supply and demand of a resource and the state of the market. These may include Acquired Funds and Notes whose underlying exposures are expected to show above-average growth over the long-term as well as those exposures that appear to the Subadvisor to be undervalued.

The Portfolio may sell or reduce an Acquired Fund or Note when, in the Subadvisor’s opinion, there is a change in the macroeconomic outlook, technical deterioration of an underlying exposure, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere.

Based on the planned investments in the portfolio, the Portfolio will be a non-diversified fund, which means it may invest its assets in a smaller number of issuers than a diversified fund.
Principal Risks
Non-Diversification Risk. Because the Portfolio may invest more of its assets in a smaller number of issuers than a diversified fund, the gains or losses on a single security may have greater impact on the Portfolio.

Structured Note Risk. The Portfolio may invest up to 10% of its total assets directly in structured notes. Structured notes are derivative investments whose value depends on, or is derived from, the value of an underlying security. Structured notes may be tied to the performance of individual stocks or to baskets of assets such as commodities. Structured notes are generally corporate debt securities and are subject to similar risks such as credit risk and the loss of principal. Many structured notes are illiquid.

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Natural Resources Risk. Natural Resources have a historically low correlation to financial assets such as stocks and bonds. Correspondingly, their prices respond differently to financial market and economic conditions, although both are driven by the basic forces of supply and demand. However, because stocks and bonds are traded publicly on a secondary market, prices can quickly reflect forecasted earnings and future cash flows. Conversely, many factors may contribute to how natural resources prices respond to market events including warehousing and delivery constraints, changes in supply and demand dynamics, and a potential lack of fungibility. Other factors affecting natural resources prices include weather, agricultural, trade, fiscal, monetary and currency exchange processes, domestic and foreign political and economic events and policies, disease, pestilence, technological developments, and changes in interest rates. In addition, markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising.

Acquired Funds and Notes Risk. Acquired Funds and Notes track a securities or natural resources index or a basket of securities or commodities. In addition to the Portfolio’s operating expenses, investors will indirectly pay a proportionate share of the operating expense of the Acquired Funds and Notes. Thus, the expenses paid by an investor will be higher than if such investor had invested directly in the Acquired Funds and Notes. The performance of the Acquired Funds and Notes directly affects the ability of the Portfolio to meet its respective investment objective. Accordingly, the Portfolio’s investment performance will be influenced by the investment strategies of and risks associated with the Acquired Funds and Notes in direct proportion to the amount of assets the Portfolio allocates to the Acquired Funds and Notes and the Subadvisor’s allocation among the Acquired Funds and Notes.

Equity Investments. The Portfolio shares the principal risks of the equity securities held by the underlying securities in which the Acquired Funds and Notes invest, including the key risks below.

Stock Market Risk. The market prices of stocks held by the underlying securities may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Market Capitalization Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Fixed-Income Investments. The Portfolio shares the principal risks of fixed-income securities held by the underlying securities in which the Acquired Funds and Notes invest, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying securities may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments. The Portfolio shares the principal risks of money market securities held by the underlying securities in which the Acquiring Funds and Notes invest, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.
Performance
The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a benchmark index, a composite index and a peer average.

The performance of the Natural Resources Composite Index (50% Dow Jones UBS Commodity Index; 50% S&P North America Natural Resources Index) is shown in the table below because it is more consistent with the Portfolio’s portfolio construction process and represents a more accurate reflection of the Portfolio’s anticipated risk and return patterns.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.
Calender Year Total Returns

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	12/31/10	16.07%
Worst Quarter (of periods shown)	12/31/08	-31.33%

Average Annual Total Returns (as of 12/31/12)
Average Annual Total Returns	1 Year	5 Years	Since Inception		Inception Date
Calvert VP Natural Resources Portfolio	4.90%	(2.78%)	0.94%		Dec. 28, 2006
Calvert VP Natural Resources Portfolio S&P 500 Index (reflects no deduction for fees or expenses)	16.00%	1.66%	2.21%		Dec. 28, 2006
Calvert VP Natural Resources Portfolio Natural Resources Composite Benchmark (reflects no deduction for fees or expenses)	0.57%	(3.34%)	0.86%		Dec. 28, 2006
Calvert VP Natural Resources Portfolio Lipper VA Natural Resources Funds Average	2.61%	(3.24%)		[1]	Dec. 28, 2006
[1]	The Portfolio is unable to show performance of the Lipper average since the Portfolio's inception date. For comparison purposes to Lipper, performance for the Portfolio since 12/31/06 is 5.82% and the performance for the Lipper VA Natural Resources Funds Average is 2.27%.